Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Inventories, Net [Abstract]
Raw materials		$ 296,889
Finished goods	1,490	310,528
Others		5,747
Total	1,490	613,164
Inventory write-down		(12,288)	$ (4,749)
Inventories, net	$ 1,490	$ 600,876